Finance debt (Details 1) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Finance Debt
Short-term debt		$ 108
Current portion of long-term debt	$ 3,111	3,063
Accrued interest on short and long-term debt	465	470
Total	$ 3,576	$ 3,641